Employee benefits - Disclosure of Actuarial Assumptions for Defined Benefit Plans (Details) - Allowance for retirement defined benefit	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Discount rate (iBoxx Corporate AA) for retirement	3.75%	0.95%	0.50%
Annual rate of increase in wages	4.00%	3.00%	3.00%
Annual mobility rate	4.30%	4.20%	2.60%
Rate of contributions	47.07%	48.39%	45.17%
Rate of wages costs	23.46%	24.18%	22.06%
16-24 years	12.00%	12.00%	6.00%
25-29 years	10.00%	9.00%	5.00%
30-34 years	7.00%	7.00%	3.70%
35-39 years	5.00%	4.50%	3.00%
40-44 years	3.00%	3.00%	2.00%
45-49 years	1.50%	1.50%	1.00%
+50 years	0.00%	0.00%	0.00%
Executives
Disclosure of defined benefit plans [line items]
Age at retirement	64 years	64 years	64 years
Non-executives
Disclosure of defined benefit plans [line items]
Age at retirement	62 years	62 years	62 years